Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
The components of the net loss before the provision for income taxes for the years ended December 31, 2019, 2020 and 2021 were as follows:

	December 31,
	2019	2020	2021
Domestic	$(19,014)	$(23,959)	$(69,245)
Foreign	1,765	2,603	1,247
Total net loss	$(17,249)	$(21,356)	$(67,998)

Schedule of Components of Income Tax Expense (Benefit)
The provision for income taxes for the years ended December 31, 2019, 2020 and 2021 was as follows:

	December 31,
	2019	2020	2021
Current:
Domestic	$—	$—	$11
Foreign	272	375	569
Total current income tax expense	272	375	580
Deferred:
Domestic	—	—	—
Foreign	186	265	401
Total deferred income tax expense	186	265	401
Total provision for income taxes	$458	$640	$981

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the Company’s theoretical income tax expense to actual income tax expense for the years ended December 31, 2019, 2020 and 2021 is as follows:

	December 31,
	2019		2020		2021
	Tax	Rate	Tax	Rate	Tax	Rate
Theoretical tax benefit	$(3,967)	23%	$(4,912)	23%	$(15,640)	23%
Increase (decrease) in effective tax rate due to:
Change in valuation allowance	3,863	(23)	4,283	(20)	13,598	(20)
Effect of entities with different tax rates	11	0	68	0	125	0
Non-deductible expenses	564	(3)	1,294	(6)	2,439	(4)
Change in tax reserve for uncertain tax positions	60	0	60	0	101	0
Other	(73)	0	(153)	0	358	(1)
Total effective income taxes	$458	(3)%	$640	(3)%	$981	(2)%

Schedule of Deferred Tax Assets and Liabilities
The following table presents the significant components of the Company’s deferred tax assets and liabilities:

	December 31,
	2019	2020	2021
Deferred tax assets:
Net operating loss carryforwards	$25,632	$29,824	$41,699
Research and development expenses and other	4,348	4,817	7,995
Accruals and reserves	557	1,068	1,553
Share-based compensation	119	265	669
Issuance costs	—	—	2,368
Other	—	—	97
Gross deferred tax assets	30,656	35,974	54,381
Valuation allowance	(29,983)	(34,266)	(51,417)
Total deferred tax assets	$673	$1,708	$2,964
Deferred tax liabilities:
Intangible assets	—	—	(3,342)
Deferred contract acquisition costs	(736)	(2,012)	(2,269)
Property and equipment	(121)	(129)	(212)
Other	(19)	(18)	—
Gross deferred tax liabilities	(876)	(2,159)	(5,823)
Net deferred taxes	$(203)	$(451)	$(2,859)

Schedule of Unrecognized Tax Benefits Roll Forward
The following table shows the changes in the gross amount of unrecognized tax benefits as of December 31, 2019, 2020 and 2021.

Unrecognized Tax positions
Balance as of January 1, 2019	$182
Increases related to current year tax positions	60
Balance as of December 31, 2019	242
Increases related to current year tax positions	60
Balance as of December 31, 2020	302
Increases related to current year tax positions	101
Balance as of December 31, 2021	$403